Expenses	12 Months Ended
Jun. 30, 2024
Schedule Of Expenses
Expenses

Note 6. Expenses

	2024 ($)	2023 ($)	2022 ($)

Event Costs	36,909	40,876	22,513
Program costs	7,046	12,447	253,614
Merchant fees	32,550	44,427	66,327
Other costs	84,073	132,098	146
Total program expenses	160,578	229,848	342,600

Convertible notes interest – contractual and effective	3,207,498	4,420,224	2,162,646
Bank fees	13,286	13,071	6,454
Bank interest and lease interest	42,143	39,435	22,703
Total finance costs	3,262,927	4,472,730	2,191,803

Note 6. Expenses – continued

Unrealized currency (gains)	(117,094)	(36,181)	(36,660)
Realized currency (gains)/losses	(29,449)	(11,178)	10,581
Net foreign exchange (gains)	(146,543)	(47,359)	(26,079)